PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 32,997	$ 30,022
Accumulated depreciation	24,132	21,928
Property and equipment, net	8,865	8,094
Depreciation	3,614	3,030	2,558
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	4,232	4,027
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	9,875	7,976
Rentals systems [Member]
Property, Plant and Equipment [Line Items]
Cost	3,723	3,515
Computer, software and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	13,048	12,300
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,976	2,056
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 143	$ 148